Long term investments, net - Equity method (Details) ¥ in Thousands, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments, excluding impairment	¥ 211,559		¥ 977,552	¥ 685,903
Impairment losses from equity investments accounted for using equity method	264,292		¥ 79,875	¥ 293,274
Disposal gains from equity investments accounted for using equity method	756,301
Didi Mobility Japan Corporation ("Didi Japan")
Schedule of Equity Method Investments [Line Items]
Additional investment made during period	161,720	¥ 2,600,000
The fair value of the Investments	¥ 433,950				¥ 6,950,000